Leasing (Details Narrative) - TALENTEC SDN. BHD. [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jul. 31, 2024	Jul. 31, 2023
Lease expenses	$ 27,038	$ 25,609	$ 49,473	$ 51,487
Weighted-average remaining lease term (years)	2 years 9 months		3 months	1 year 9 months 29 days
Weighted-average discount rate	8.56%		8.56%	8.56%